PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Increase deferred tax asset related to the step-up in basis	$ 1.0	$ 15.4
Step-up in basis if not for uncertain tax positions	68.9
Increase in tax receivable agreement liability	68.9	13.5
Estimated maximum future tax distribution liability associated with unrecognized tax benefits	55.8
Penalties and interest related to unrecognized tax benefits	2.3	6.9
Foreign Tax Jurisdiction
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	41.9	41.9
U.S. Federal
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	53.2	55.7
Operating loss carryforwards valuation allowance		50.8
State
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	162.9	204.6
Operating loss carryforwards valuation allowance	$ 160.7	$ 183.3